UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     January 23, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $139,587 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    12023   443670 SH       Sole                   443670        0        0
BALL CORP                      COM              058498106    12068   303815 SH       Sole                   303815        0        0
BJ SVCS CO                     COM              055482103     6189   168780 SH       Sole                   168780        0        0
BOYD GAMING CORP               COM              103304101    11146   233860 SH       Sole                   233860        0        0
CENTENE CORP DEL               COM              15135B101     6377   242545 SH       Sole                   242545        0        0
CHOICEPOINT INC                COM              170388102    13286   298505 SH       Sole                   298505        0        0
COMCAST CORP NEW               CL A             20030N101     7285   281055 SH       Sole                   281055        0        0
DIRECTV GROUP INC              COM              25459L106    12427   880080 SH       Sole                   880080        0        0
EQUINIX INC                    COM NEW          29444U502    12162   298377 SH       Sole                   298377        0        0
GRANT PRIDECO INC              COM              38821G101    11945   270740 SH       Sole                   270740        0        0
HEWITT ASSOCS INC              COM              42822Q100     1443    51500 SH       Sole                    51500        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     7339   301290 SH       Sole                   301290        0        0
PATTERSON UTI ENERGY INC       COM              703481101     5847   177440 SH       Sole                   177440        0        0
SCRIPPS E W CO OHIO            CL A             811054204     6338   131985 SH       Sole                   131985        0        0
STATION CASINOS INC            COM              857689103     7361   108570 SH       Sole                   108570        0        0
TRIAD HOSPITALS INC            COM              89579K109     6351   161895 SH       Sole                   161895        0        0